Financial Risk Management - Impact on Income Before Income Tax of a Hypothetical Change in Exchange Rates (Detail) - Currency risk [member] ₩ in Millions	Dec. 31, 2022 KRW (₩)
If increased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	₩ 4,719
If decreased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	(4,719)
US Dollar [member] | If increased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	3,933
US Dollar [member] | If decreased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	(3,933)
Euro [member] | If increased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	758
Euro [member] | If decreased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	(758)
Other currencies [member] | If increased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	28
Other currencies [member] | If decreased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	₩ (28)